1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventory) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Inventory Disclosure [Abstract]
Raw material	$ 412,847	$ 501,346	$ 520,490
Work-in-progress	356,278	388,614	383,889
Finished goods	198,160	165,487	229,072
Total inventories	$ 967,285	$ 1,055,447	$ 1,133,451